STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 845	$ 560,185	$ 421,397
Franchise tax expense		50,000	164,008
Loss from operation costs	(845)	(610,185)	(585,405)
Other income (expense):
Interest Earned On Marketable Securities Held In Trust Account			1,876
Realized and unrealized gain	0	(43,053)	(19,097)
Change in fair value of warrant liabilities		2,762,640	6,325,281
Offering costs allocated to warrant liability			(625,059)
Net income (loss)	$ (845)	$ 2,195,508	$ 5,135,790
Class A Common Stock Subject to Redemption
Other income (expense):
Net income per common stock, Basic		$ 0.15	$ 0.44
Net income per common stock, Diluted		$ 0.15	$ 0.44
Weighted average shares outstanding, Basic		11,500,000	8,264,526
Weighted average shares outstanding, Diluted		11,500,000	8,264,526
Class A and Class B Common Stock Not Subject to Redemption
Other income (expense):
Net income per common stock, Basic	$ 0.00	$ 0.15	$ 0.44
Net income per common stock, Diluted	$ 0.00	$ 0.15	$ 0.44
Weighted average shares outstanding, Basic	2,875,000	3,460,275	3,295,610
Weighted average shares outstanding, Diluted	2,875,000	3,460,275	3,295,610